Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,567,883)	$ (1,683,499)
Stock-based compensation expense	2,253,793	19,908
Gain on retirement of royalty accrual	(720,632)
Depreciation	670	670
Changes in operating assets and liabilities:
Receivables and prepaid expenses	(7,264)	(71,734)
Accounts payable	44,111	20,768
Accrued expenses and other payables	(136,446)	203,761
Founders claim accrual	(240,000)
Accrued royalties	6,438
Accrued severance	4,827	(7,052)
Net cash used in operating activities	(2,362,386)	(1,517,178)
Cash flows from investing activities:
Cash acquired in reverse merger	17,966
Net cash provided by investing activities	17,966
Cash flows from financing activities:
Proceeds from private placement raise	5,225,000
Issuance costs	(571,796)
Net cash provided in financing activities	4,653,204
Net increase (decrease) in cash	2,308,784	(1,517,178)
Cash, beginning of year	1,039,059	2,556,237
Cash, end of year	3,347,843	1,039,059
Supplemental cash flow information:
Cash paid for interest
Cash paid for taxes
Non-cash activities:
Shares issued at reverse recapitalization	20,231
Net liabilities assumed in merger	791,232
Return of founders shares to the Company as part of claim settlement	33,096
Settlement of Treasury Stock prior to recapitalization	$ 33,096